Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES
15.
INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they may be exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Singapore

Under the Singapore tax laws, subsidiaries in Singapore are subject to a unified 17% tax rate, except for certain entities that are entitled to preferential tax treatments, and there are no withholding taxes in Singapore on remittance of dividends. iQIYI International Singapore Pte, Ltd. was granted a five-year Development and Expansion Incentive (“DEI”) commencing from September 15, 2020, which awards a concessionary tax rate of 10% on qualifying income, subject to certain terms and conditions imposed. An entity could re-apply for DEI upon the expiry of prior one, subject to the terms and conditions and amendments thereof.

Mainland China

Effective from January 1, 2008, the statutory Enterprise Income Tax (“EIT”) rate in Mainland China is 25%. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15% with HNTE certificate effective for a period of three years and a “Software Enterprise” (“SE”) is entitled to a two-year income tax exemption starting from the first profit making year, followed by a reduction of half the applicable tax rate for the subsequent three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant HNTE criteria before using the preferential rate. An entity could re-apply for the HNTE certificate when the prior certificate expires. The SE is subject to relevant governmental authorities’ annual assessment based on self-assessment supporting documents filed with the tax authorities each year.

Certain PRC subsidiaries and VIEs, including Beijing QIYI Century, Shanghai Zhong Yuan , Beijing iQIYI and Skymoons Interactive are qualified HNTEs and enjoy a reduced tax rate of 15% for the years presented, which will expire in 2024 and 2025.

The other subsidiaries and consolidated VIEs and VIE’s subsidiaries in Mainland China are subject to the 25% EIT rate.

According to the current EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in Mainland China but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in Mainland China or which has an establishment or place in Mainland China but the aforementioned incomes are not connected with the establishment or place shall be subject to withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement provided that the foreign enterprise is the tax resident of the jurisdiction where it is located and it is the beneficial owner of the dividends, interest and royalties income).

The Group’s loss or income before income taxes consists of:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Non-Mainland China	(1,130,036)	(2,024,738)	(505,068)	(73,228)
Mainland China	(5,853,841)	(3,987,250)	471,292	68,331
	(6,983,877)	(6,011,988)	(33,776)	(4,897)

Income tax expense for the years ended December 31, 2020, 2021 and 2022 consists of:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current income tax expense	65,255	78,010	53,944	7,821
Deferred income tax (benefit)/expense	(41,979)	18,535	30,056	4,358
	23,276	96,545	84,000	12,179

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss or income is as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Income tax benefit at PRC statutory rate	(1,745,969)	(1,502,997)	(8,444)	(1,224)
Effect of differing tax rates in different jurisdictions	291,884	377,604	184,999	26,822
Non-deductible expenses	238,899	181,972	(119,094)	(17,267)
Research and development super-deduction	(159,919)	(162,103)	(115,975)	(16,815)
Effect of PRC preferential tax rates and tax holiday	281,437	269,585	23,564	3,416
Other adjustments	(73,027)	(2,151)	(41,940)	(6,080)
Change in valuation allowance	1,189,971	934,635	160,890	23,327
Income tax expense	23,276	96,545	84,000	12,179

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses and others	208,030	455,724	66,074
Bad debt provision	77,053	71,811	10,412
Net operating losses carried forward	1,756,698	1,737,385	251,897
Recorded cost relating to capitalized assets	3,902,201	3,799,494	550,875
Fixed assets depreciation	18,630	15,979	2,317
Valuation allowance	(5,876,461)	(6,037,351)	(875,334)
Deferred tax assets, net	86,151	43,042	6,241
Deferred tax liabilities:
Long-lived assets arising from acquisitions	57,927	44,874	6,507

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets, net	31,351	—	—
Deferred tax liabilities	3,127	1,832	266

Valuation allowances have been provided on the net deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods.

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2021 and 2022, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of December 31, 2021 and 2022, the Group had tax losses of RMB11,067,133 and RMB11,252,629 (US$1,631,478) deriving from entities in Mainland China, Hong Kong and Singapore. The tax losses in the Mainland China can be carried forward for five years to offset future taxable income and the period was extended to ten years for entities qualified as HNTE in 2022 and thereafter. The tax losses in Hong Kong and Singapore can be carried forward without an expiration date.

The Group did not record any dividend withholding tax, as there were no taxable outside basis differences noted as of the end of the periods presented. As of the years ended December 31, 2020, 2021 and 2022, there was no significant impact from tax uncertainties on the Group’s financial position and result of operations. And the Group did not record any interest and penalties related to an uncertain tax position for each of the years ended December 31, 2020, 2021 and 2022. The Group does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months.